Pay vs Performance Disclosure		12 Months Ended
		May 31, 2026 USD ($)	May 31, 2025 USD ($)	May 31, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows, for each applicable fiscal year, total compensation as reported in the Summary Compensation Table (“SCT”) and “compensation actually paid” (“CAP”) for our principal executive officer (“PEO”) and as an average for all of our other named executive officers (“Non-PEO NEOs”) for the three most-recently completed fiscal years. Both SCT pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the Compensation Committee makes decisions regarding executive pay.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)(4)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(5)	Net Income ($)(6)
2026	583,542	727,906	540,271	643,388	63.30	2,699,349
2025	1,630,600	2,303,376	1,266,500	1,747,230	58.02	854,988
2024	—	(70,829)	330,763	305,630	81.89	2,003,134

(1)	The named executive officers included in the table above are as follows:

Year	PEO	Non-PEO NEOs
2026	Jeff Toghraie	Jeff Brown
2025	Jeff Toghraie	Jeff Brown
2024	Jeff Toghraie	Jeff Brown and Monica Diaz Brickell

(2)	In accordance with the requirements of Item 402(v) of Regulation S-K, CAP values shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns are calculated by beginning with total compensation as reported in the SCT for the applicable fiscal year, then (i) subtracting the grant date fair value of awards reported in the “Stock Awards” and “Option Awards” columns of the SCT, and (ii) making various required adjustments related to changes in fair value of stock and option awards for the applicable fiscal year. For purposes of those adjustments, stock and option awards were valued in a manner consistent with the valuation of those awards for financial accounting purposes, but determined as of the end of the fiscal year or the vesting date, as applicable.

(3)	The following adjustments were made to determine the CAP of our PEO, Jeff Toghraie, as reported above in the Pay Versus Performance table:

	PEO
	2026	2025	2024
SCT - Total Compensation	$583,542	$1,630,600	$—
- grant date fair value of stock and option awards granted during the covered fiscal year	—	(1,403,500)	—
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	1,793,669	—
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	114,334	—	(37,206)
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	321,455	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	30,031	(38,848)	(33,623)
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	144,365	672,776	(70,829)
Compensation Actually Paid	$727,906	$2,303,376	$(70,829)

(4)	The following adjustments were made to determine the CAP of our non-PEO NEOs, as reported in the Pay Versus Performance Table. For non-PEO NEOs, CAP (including each of the adjustments shown below) is calculated on an average basis.

	Non-PEO NEOs
	2026	2025	2024
SCT - Total Compensation	$540,271	$1,266,500	$330,763
- grant date fair value of stock and option awards granted during the covered fiscal year	—	(1,002,500)	—
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	1,281,189	—
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	81,666	—	(13,202)
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	229,611	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	21,451	(27,570)	(11,931)
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	103,117	480,730	(25,133)
Compensation Actually Paid	$643,388	$1,747,230	$305,630

(5)	Total stockholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in the Company’s common stock at the price per share at market close on the last trading day of the Company’s 2023 fiscal year, assuming reinvestment of any dividends.

(6)	Represents net income (loss) determined in accordance with U.S. generally accepted accounting principles (“GAAP”) and as reported in our Form 10-K for the applicable fiscal year.

The following chart shows the relationship between the Company’s TSR and CAP:

The following chart shows the relationship between the Company’s TSR and CAP. The Company does not use GAAP net income (loss) as a performance metric in any compensation programs for its named executive officers.

PEO Total Compensation Amount	[1]	$ 583,542	$ 1,630,600
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 727,906	2,303,376	(70,829)
Adjustment To PEO Compensation, Footnote [Text Block]

(3)	The following adjustments were made to determine the CAP of our PEO, Jeff Toghraie, as reported above in the Pay Versus Performance table:

	PEO
	2026	2025	2024
SCT - Total Compensation	$583,542	$1,630,600	$—
- grant date fair value of stock and option awards granted during the covered fiscal year	—	(1,403,500)	—
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	1,793,669	—
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	114,334	—	(37,206)
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	321,455	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	30,031	(38,848)	(33,623)
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	144,365	672,776	(70,829)
Compensation Actually Paid	$727,906	$2,303,376	$(70,829)

(4)	The following adjustments were made to determine the CAP of our non-PEO NEOs, as reported in the Pay Versus Performance Table. For non-PEO NEOs, CAP (including each of the adjustments shown below) is calculated on an average basis.

	Non-PEO NEOs
	2026	2025	2024
SCT - Total Compensation	$540,271	$1,266,500	$330,763
- grant date fair value of stock and option awards granted during the covered fiscal year	—	(1,002,500)	—
+ fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year	—	1,281,189	—
+ change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years	81,666	—	(13,202)
+ fair value of awards granted during the fiscal year that vested during the covered fiscal year	—	229,611	—
+ change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year	21,451	(27,570)	(11,931)
- fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Cumulative Equity Adjustments (subtotal)	103,117	480,730	(25,133)
Compensation Actually Paid	$643,388	$1,747,230	$305,630

Non-PEO NEO Average Total Compensation Amount	[1]	$ 540,271	1,266,500	330,763
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[4]	$ 643,388	1,747,230	305,630
Compensation Actually Paid vs. Total Shareholder Return		The following chart shows the relationship between the Company’s TSR and CAP:
Compensation Actually Paid vs. Net Income

The following chart shows the relationship between the Company’s TSR and CAP. The Company does not use GAAP net income (loss) as a performance metric in any compensation programs for its named executive officers.

Net Income (Loss) Attributable to Parent	[5]	$ 2,699,349	$ 854,988	$ 2,003,134
Company Selected Measure Amount	[6]	63.30	58.02	81.89
SCT [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 583,542	$ 1,630,600
PEO Actually Paid Compensation Amount		727,906	2,303,376	(70,829)
Non-PEO NEO Average Total Compensation Amount		540,271	1,266,500	330,763
Non-PEO NEO Average Compensation Actually Paid Amount		$ 643,388	$ 1,747,230	$ 305,630
PEO [Member] | Jeff Toghraie [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jeff Toghraie	Jeff Toghraie	Jeff Toghraie
PEO [Member] | SCT [Member] | Grant date fair value of stock and option awards granted during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,403,500)
PEO [Member] | SCT [Member] | Fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,793,669
PEO [Member] | SCT [Member] | Change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		114,334		(37,206)
PEO [Member] | SCT [Member] | Fair value of awards granted during the fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			321,455
PEO [Member] | SCT [Member] | Change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		30,031	(38,848)	(33,623)
PEO [Member] | SCT [Member] | Fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | SCT [Member] | Dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | SCT [Member] | Cumulative Equity Adjustments (subtotal) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 144,365	$ 672,776	$ (70,829)
Non-PEO NEO [Member] | Jeff Brown [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jeff Brown	Jeff Brown
Non-PEO NEO [Member] | Jeff Brown and Monica Diaz Brickell [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Jeff Brown and Monica Diaz Brickell
Non-PEO NEO [Member] | SCT [Member] | Grant date fair value of stock and option awards granted during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,002,500)
Non-PEO NEO [Member] | SCT [Member] | Fair value at fiscal year end of outstanding and unvested stock and option awards granted during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,281,189
Non-PEO NEO [Member] | SCT [Member] | Change in fair value at fiscal year end of outstanding and unvested stock and option awards granted in prior fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		81,666		(13,202)
Non-PEO NEO [Member] | SCT [Member] | Fair value of awards granted during the fiscal year that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			229,611
Non-PEO NEO [Member] | SCT [Member] | Change in fair value as of vesting date of stock and option awards granted in prior fiscal years that vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		21,451	(27,570)	(11,931)
Non-PEO NEO [Member] | SCT [Member] | Fair value as of prior fiscal year end of stock and option awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | SCT [Member] | Dollar value of dividends or earnings paid on stock and option awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | SCT [Member] | Cumulative Equity Adjustments (subtotal) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 103,117	$ 480,730	$ (25,133)

[1]	The named executive officers included in the table above are as follows:
[2]	In accordance with the requirements of Item 402(v) of Regulation S-K, CAP values shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns are calculated by beginning with total compensation as reported in the SCT for the applicable fiscal year, then (i) subtracting the grant date fair value of awards reported in the “Stock Awards” and “Option Awards” columns of the SCT, and (ii) making various required adjustments related to changes in fair value of stock and option awards for the applicable fiscal year. For purposes of those adjustments, stock and option awards were valued in a manner consistent with the valuation of those awards for financial accounting purposes, but determined as of the end of the fiscal year or the vesting date, as applicable.
[3]	The following adjustments were made to determine the CAP of our PEO, Jeff Toghraie, as reported above in the Pay Versus Performance table:
[4]	The following adjustments were made to determine the CAP of our non-PEO NEOs, as reported in the Pay Versus Performance Table. For non-PEO NEOs, CAP (including each of the adjustments shown below) is calculated on an average basis.
[5]	Represents net income (loss) determined in accordance with U.S. generally accepted accounting principles (“GAAP”) and as reported in our Form 10-K for the applicable fiscal year.
[6]	Total stockholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in the Company’s common stock at the price per share at market close on the last trading day of the Company’s 2023 fiscal year, assuming reinvestment of any dividends.